Related party transactions - Loan from significant shareholder, officer and director - Benjamin Klein (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jul. 14, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 06, 2024	Oct. 15, 2024	Oct. 03, 2024	Dec. 31, 2023	Oct. 13, 2023	Feb. 03, 2023
Related party transactions
Aggregate principal amount						$ 5,106,599	$ 5,106,599	$ 5,106,599		$ 6,505,000	$ 750,000
Klein Note
Related party transactions
Aggregate principal amount	$ 2,090,264	$ 0		$ 0					$ 0
Interest rate	10.00%
Benjamin Klein | Klein Note
Related party transactions
Interest expense		$ 0	$ 64,175	$ 0	$ 191,485